CIRR-system (Tables)	6 Months Ended
Jun. 30, 2026
CIRR-System [Abstract]
Schedule of information about CIRR-system	Statement of Comprehensive Income for the CIRR-system

Skr mn	Apr-Jun 2026	Jan-Mar 2026	Apr-Jun 2025	Jan-Jun 2026	Jan-Jun 2025	Jan-Dec 2025
Interest income	497	482	540	979	1,103	2,139
Interest expenses	-520	-516	-583	-1,037	-1,181	-2,346
Foreign exchange effects	0	0	1	0	2	2
Profit before compensation to SEK	-23	-34	-42	-57	-76	-205
Administrative remuneration to SEK	-52	-52	-59	-104	-130	-243
Operating profit CIRR-system	-75	-86	-101	-161	-206	-448
Reimbursement to (-) / from (+) the State	75	86	101	161	206	448
Statement of Financial Position for the CIRR-system

Skr mn	June 30, 2026	December 31, 2025
Cash and cash equivalents	0	0
Loans	83,053	85,643
Derivatives	2,701	3,231
Other assets	347	629
Prepaid expenses and accrued revenues	2,298	1,772
Total assets	88,400	91,275
Liabilities	86,259	89,590
Derivatives	262	194
Accrued expenses and prepaid revenues	1,879	1,490
Total liabilities	88,400	91,275
Commitments
Committed undisbursed loans	35,870	37,286